Notes Payable (Detail Narratives) (USD $)	0 Months Ended			9 Months Ended		12 Months Ended
	Sep. 19, 2014	Nov. 18, 2013	Oct. 18, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Debt Disclosure [Abstract]
Advances received from non-related parties				$ 219,795	$ 47,000	$ 54,150	$ 75,000
Interest on unsecured note (as a percent)	5.00%				5.00%
Amount of convertible debt to an unrelated party			202,000
Conversion rate equal to one common share			0.01
Common stock issued in lieu of conversion of debenture		20,200,000
Amount of the note issued	150,000
Fixed conversion price	$ 0.40
Discount on issuance of note				3,021
Unamortised discount on note payable	93,750			90,729
Percentgae of redemption price (as a percent)				150.00%
Demand notes payable				$ 76,945		$ 7,150	$ 155,000	$ 7,150
Maturity date	Jun. 13, 2015